Schedule of income tax and social contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income tax and social contribution
Income tax for the period	R$ 9,697	R$ (684,099)	R$ (155,521)
Social contribution for the period	26,538	(232,671)	(58,905)
Tax incentive – SUDENE/SUDAM (i)	167,118	164,442	156,594
Current income tax	203,353	(752,328)	(57,832)
Deferred income tax and social contribution
Deferred income tax	(255,972)	453,127	(625,516)
Deferred social contribution	(93,432)	144,722	(225,186)
Deferred income tax	(349,404)	597,849	(850,702)
Provision for income tax and social contribution contingencies		(9,671)	(5,406)
Deferred income tax, net of tax	(349,404)	588,178	(856,108)
Income tax and social contribution	R$ (146,051)	R$ (164,150)	R$ (913,940)